Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

December 31, 2020

AFF60-QTLY-0221
1.9858329.106

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 3/11/21 (a)
(Cost $39,994)	40,000	39,995
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (b)	1,196,778	$19,304,031
Fidelity Advisor Series Growth Opportunities Fund (b)	822,973	13,439,148
Fidelity Advisor Series Small Cap Fund (b)	664,831	8,848,905
Fidelity Series All-Sector Equity Fund (b)	734,577	8,432,946
Fidelity Series Commodity Strategy Fund (b)	1,702,917	7,816,390
Fidelity Series Large Cap Stock Fund (b)	1,881,096	30,944,037
Fidelity Series Large Cap Value Index Fund (b)	254,723	3,364,886
Fidelity Series Opportunistic Insights Fund (b)	887,725	17,976,441
Fidelity Series Small Cap Opportunities Fund (b)	693,710	11,120,164
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,547,885	19,720,052
Fidelity Series Value Discovery Fund (b)	1,403,925	20,118,247
TOTAL DOMESTIC EQUITY FUNDS
(Cost $141,884,790)		161,085,247

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	615,603	7,110,212
Fidelity Series Emerging Markets Fund (b)	439,435	4,983,192
Fidelity Series Emerging Markets Opportunities Fund (b)	1,815,638	45,318,311
Fidelity Series International Growth Fund (b)	1,230,165	21,872,333
Fidelity Series International Small Cap Fund (b)	329,740	6,769,560
Fidelity Series International Value Fund (b)	2,168,227	21,877,406
Fidelity Series Overseas Fund (b)	1,715,846	21,276,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $105,576,983)		129,207,504

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	171,159	1,632,857
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	53,288	576,580
Fidelity Series Floating Rate High Income Fund (b)	37,457	340,483
Fidelity Series High Income Fund (b)	205,156	1,940,776
Fidelity Series Inflation-Protected Bond Index Fund (b)	566,204	6,075,369
Fidelity Series International Credit Fund (b)	3,675	37,599
Fidelity Series Investment Grade Bond Fund (b)	12,643	150,707
Fidelity Series Long-Term Treasury Bond Index Fund (b)	751,045	6,887,080
Fidelity Series Real Estate Income Fund (b)	115,191	1,209,507
TOTAL BOND FUNDS
(Cost $18,497,146)		18,850,958

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.11% (c)	404,852	404,933
Fidelity Series Government Money Market Fund 0.13% (b)(d)	3,013,362	3,013,362
Fidelity Series Short-Term Credit Fund (b)	45,379	464,684
TOTAL SHORT-TERM FUNDS
(Cost $3,868,380)		3,882,979
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $269,867,293)		313,066,683
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,569)
NET ASSETS - 100%		$313,019,114

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	March 2021	$374,880	$(89)	$(89)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	6	March 2021	639,240	351	351
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	March 2021	450,870	(12,882)	(12,882)
TOTAL FUTURES CONTRACTS					$(12,620)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,995.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$441
Total	$441

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$11,321,317	$8,212,259	$4,003,396	$3,982,214	$249,894	$3,523,957	$19,304,031
Fidelity Advisor Series Growth Opportunities Fund	7,305,630	6,113,816	3,808,435	3,351,569	332,211	3,495,926	13,439,148
Fidelity Advisor Series Small Cap Fund	4,827,166	2,106,355	1,237,743	291,672	36,933	3,116,194	8,848,905
Fidelity Series All-Sector Equity Fund	4,968,557	2,140,265	1,135,096	559,364	(55,531)	2,514,751	8,432,946
Fidelity Series Canada Fund	3,708,429	2,154,514	591,451	147,281	(13,356)	1,852,076	7,110,212
Fidelity Series Commodity Strategy Fund	6,216,251	2,053,437	1,949,804	31,269	(336,993)	1,833,499	7,816,390
Fidelity Series Emerging Markets Debt Fund	1,172,125	381,344	156,723	56,300	(569)	236,680	1,632,857
Fidelity Series Emerging Markets Debt Local Currency Fund	--	561,757	22,113	3,299	347	36,589	576,580
Fidelity Series Emerging Markets Fund	2,196,379	1,569,480	513,583	67,553	19,066	1,711,850	4,983,192
Fidelity Series Emerging Markets Opportunities Fund	20,506,511	13,335,562	4,093,094	1,305,144	219,149	15,350,183	45,318,311
Fidelity Series Floating Rate High Income Fund	253,138	89,221	37,916	10,571	(346)	36,386	340,483
Fidelity Series Government Money Market Fund 0.13%	5,554,313	3,312,462	5,853,413	5,682	--	--	3,013,362
Fidelity Series High Income Fund	1,430,114	468,825	189,584	75,646	651	230,770	1,940,776
Fidelity Series Inflation-Protected Bond Index Fund	3,980,302	2,589,748	777,206	77,965	1,683	280,842	6,075,369
Fidelity Series International Credit Fund	32,917	2,358	--	2,358	--	2,324	37,599
Fidelity Series International Growth Fund	15,539,738	7,649,976	4,803,358	3,007,670	63,236	3,422,741	21,872,333
Fidelity Series International Small Cap Fund	3,716,187	1,216,785	385,635	53,695	32,082	2,190,141	6,769,560
Fidelity Series International Value Fund	13,958,416	4,776,974	3,170,089	596,269	77,296	6,234,809	21,877,406
Fidelity Series Investment Grade Bond Fund	--	155,509	5,458	300	11	645	150,707
Fidelity Series Large Cap Stock Fund	18,416,531	8,538,104	3,831,631	1,541,371	10,793	7,810,240	30,944,037
Fidelity Series Large Cap Value Index Fund	1,917,689	893,876	284,160	66,951	1,288	836,193	3,364,886
Fidelity Series Long-Term Treasury Bond Index Fund	4,543,154	4,042,396	780,443	696,147	31,227	(949,254)	6,887,080
Fidelity Series Opportunistic Insights Fund	10,707,192	6,992,775	3,473,089	2,121,161	181,078	3,568,485	17,976,441
Fidelity Series Overseas Fund	12,942,340	4,803,905	2,721,869	233,214	6,280	6,245,834	21,276,490
Fidelity Series Real Estate Income Fund	796,485	314,627	118,806	68,066	(2,641)	219,842	1,209,507
Fidelity Series Short-Term Credit Fund	409,257	39,895	419	8,489	(5)	15,956	464,684
Fidelity Series Small Cap Opportunities Fund	6,102,355	2,645,618	1,646,493	225,203	46,241	3,972,443	11,120,164
Fidelity Series Stock Selector Large Cap Value Fund	11,382,253	4,888,674	2,014,620	410,583	(27,846)	5,491,591	19,720,052
Fidelity Series Value Discovery Fund	11,746,321	4,642,671	2,098,490	409,216	35,718	5,792,027	20,118,247
	185,651,067	96,693,188	49,704,117	19,406,222	907,897	79,073,720	312,621,755

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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